ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

ReneSola Ltd was incorporated in the British Virgin Island on March 17, 2006. ReneSola Ltd and its subsidiaries (collectively the “Company”) are engaged in the manufacture and sale of solar power products including virgin polysilicon, monocrystalline and multicrystalline solar wafers and photovoltaic (PV) cells and modules. On January 29, 2008, the Company became listed on the New York Stock Exchange (NYSE) in the United States.

The following table lists all subsidiaries of the Company as of December 31, 2014:

Subsidiaries	Date of acquisition	Date of incorporation	Place of incorporation	Date of commencement	Percentage of ownership
ReneSola Zhejiang Co., Ltd. formerly known as ZhejiangYuhui Solar Energy Source Co., Ltd. (“ReneSolaZhejiang”)	N/A	August 7, 2003	People's Republic of China (“PRC”)	July, 2005	100%
ReneSola America Inc. (“ReneSola America”)	N/A	November 12, 2006	United States of America	November, 2006	100%
ReneSola Singapore Pte Ltd. (“ReneSola Singapore”)	N/A	March 28, 2007	Singapore	May, 2007	100%
Sichuan ReneSola Silicon Material Co., Ltd. (“Sichuan ReneSola”)*	N/A	August 25, 2007	PRC	July, 2009	100%
ReneSola Jiangsu Ltd. (“ReneSola Jiangsu”)	May 31, 2009	November 8, 2005	PRC	May 31, 2009	100%
Zhejiang ReneSola System Integration Ltd. formerly known as Zhejiang ReneSola Photovoltaic Materials Co., Ltd. (“Zhejiang ReneSolaPV Materials”)	N/A	April 30, 2010	PRC	January, 2011	100%
Sichuan Ruiyu Photovoltaic Materials Co., Ltd. (“Sichuan Ruiyu”)	N/A	August 24, 2010	PRC	July, 2011	100%
Sichuan RuixinPhotovoltaic Materials Co., Ltd. (“Sichuan Ruixin”)	N/A	November 23, 2010	PRC	N/A*	100%
Sichuan SiLiDe Composite Materials Co., Ltd. (“Sichuan SiLiDe”)	N/A	July 11, 2011	PRC	N/A*	100%
ReneSola Deutschland GmbH (“ReneSola Germany”)	N/A	September 26, 2011	Germany	August, 2012	100%
Beijing Xuyuan Solar Energy Technology Co. , Ltd. (“Beijing Xuyuan”)	N/A	February 10, 2012	PRC	N/A*	100%
ReneSola New Energy S.A.R.L (“ReneSola New Energy”)	N/A	March 28, 2012	Luxemburg	N/A*	100%
NOVE ECO ENERGY EOOD (“NOVE”)	April 9, 2012	November 4, 2009	Bulgaria	August, 2012	100%
MG SOLAR SYSTEMS EOOD (“MG”)	April 9, 2012	October 27, 2009	Bulgaria	August, 2012	100%
ReneSola Zhejiang Solar New Energy Academe (“Zhejiang Academe”)	N/A	July 27, 2012	PRC	N/A*	100%
ReneSola Australia PTY LTD (“ReneSola Australia”)	N/A	July 30, 2012	Australia	November, 2012	100%
ReneSola Japan Ltd. (“ReneSola Japan”)	N/A	July 9, 2012	Japan	November, 2012	100%
LUCAS EST S.R.L (“LUCAS”).	September 13, 2012	December 17, 2008	Romania	January, 2014	100%
ECOSFER ENERGY S.R. L (“ECOSFER”).	September 26, 2012	November 17, 2011	Romania	January, 2014	100%
ReneSola India Private Limited (“ReneSola India”)	N/A	November 22, 2012	India	December, 2012	100%
Lucas Est Korea Co., Ltd (“Lucas Korea”)	N/A	March 12, 2013	Korea	N/A*	100%
Ecosfer Energy Korea Co., Ltd (“Ecosfer Korea”)	N/A	March 12, 2013	Korea	N/A*	100%
Renesola UK Limited (“ReneSola UK”)	N/A	April 11, 2013	UK	July, 2013	100%
Renesola Shanghai Ltd (“ReneSola Shanghai”)	N/A	May 30, 2013	PRC	October, 2013	100%
Renesola Zagreb d.o.o za usluge (“ReneSola Zagreb”)	N/A	May 31, 2013	Croatia	N/A*	100%
Renesola South Africa Proprietary Limited (“ReneSola South Africa”)	N/A	July 6, 2013	South Africa	February, 2014	100%
Renesola Panama Inc. (“ReneSola Panama”)	N/A	December 28, 2013	Panama	March, 2014	100%
ReneSola France SAS (“ReneSola France”)	N/A	February 7, 2014	France	July, 2014	100%
ReneSola Italy S.R.L. (“ReneSola Italy”)	N/A	March 28, 2014	Italy	June, 2014	100%
ReneSola Thailand Inc. (“ReneSola Thailand”)	N/A	February 24, 2014	Thailand	N/A*	100%
RENESOLA MEXICO,S,de R.L de C.V. (“ReneSola Mexico”)	N/A	April 10, 2014	Mexico	July, 2014	100%
RENESOLA TURKEY GüNES ENERJISI TEKNOLOJI HIZMETLERI VE TICARET L (“ReneSola Turkey”)	N/A	April 22, 2014	Turkey	August, 2014	100%
PT. Renesola Clean Energy (“ReneSola Indonesia”)	N/A	May 14, 2014	Indonesia	N/A*	100%
Zhejiang Kexu Investment Co., Ltd. (“ReneSola Kexu”)	N/A	June 12, 2014	PRC	N/A*	100%
Jiashan Bangsheng Solar Power Co., Ltd. (“ReneSola Bangsheng”)	N/A	June 17, 2014	PRC	N/A*	100%
RENESOLA DO BRASIL COMERCIO E REPRENTACAO LTDA (“ReneSola Brazil”)	N/A	May 12, 2014	Brazil	N/A*	100%
RENESOLA ENGINEERING INTERNATIONAL GMBH (“ReneSola Austria”)	N/A	July 22, 2014	Austria	December, 2014	100%
HOLDING 1 LIMITED (“Holding 1”)	N/A	July 15, 2014	UK	N/A*	100%
ORTA WEDGEHILL SOLAR LIMITED (“Orta Wedgehill”)	August 20, 2014	14 June, 2013	UK	N/A*	100%
HOLDCO 2 LIMITED (“Holdco 2”)	N/A	October 6, 2014	UK	N/A*	100%
ORTA FIELD HOUSE SOLAR LTD (“Orta Field house”)	October 15, 2014	19 December, 2013	UK	N/A*	100%
RENESOLA Canada Limited (“ReneSola Canada")	N/A	June 23, 2014	Canada	December, 2014	100%
Holdco 3 Limited (“Holdco 3")	N/A	October 22, 2014	UK	N/A*	100%
"Orta Port Farms Solar Limited" ("Orta Port Farms")	December 11, 2014	December 20, 2013	UK	N/A*	100%
Holdco 4 Limited ("Holdco 4")	N/A	October 22, 2014	UK	N/A*	100%
Holdco 5 Limited ("Holdco 5")	N/A	December 2, 2014	UK	N/A*	100%
"Orta Membury Solar Limited" ("Orta Membury")	December 11, 2014	June 14, 2013	UK	N/A*	100%
ReneSola New Energy Company Limited Liability Company (“ReneSola Russia”)	N/A	October 31, 2014	Russia	N/A*	100%
ReneSola Investment Management Ltd ("ReneSola Investment")	N/A	December 2, 2014	British Virgin Island	N/A*	100%
Renesola Chile SpA (“ReneSola Chile")	N/A	August 14, 2014	Chile	N/A*	100%
Fuyunshenghui Photovoltaic energy Co.,Ltd. (“ReneSola Fuyun”)	N/A	December 20, 2014	PRC	N/A*	100%

*:	These companies had not commenced operations as of December 31, 2014.